Schedule of Other Intangible Assets Impairment Losses Recognized for Goodwill (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Trademarks and Trade Names [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset Useful Life	3 years	3 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset Useful Life	4 years	4 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset Useful Life	5 years	5 years